CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CASH FLOW FROM OPERATING ACTIVITIES
Profit/(loss) after tax	$ 7,457	$ (21,032)	$ 161	$ (8,612)
Items included in net income not affecting cash flows	22,074	28,999	66,204	74,184
Depreciation and amortization	30,198	31,734	95,563	95,889
Amortization of upfront fees	930	648	2,278	1,910
(Gain) / loss, sale of vessels	(6,829)	(1,556)	(19,513)	(15,153)
Fair value (gain)/loss on derivative financial instruments	(2,788)	(2,316)	(14,927)	(7,994)
Impairment of equity accounted investment	0	0	637	0
Compensation related to options and restricted stock	575	783	3,525	3,564
Net foreign exchange differences	(11)	0	(31)	0
(Gain) / loss modification of debt	0	0	0	(3,049)
Share of profit in associated companies	0	(293)	(1,327)	(983)
Income adjusted for non-cash items	29,531	7,967	66,365	65,572
Changes in operating assets and liabilities	(24,052)	(11,101)	(28,719)	(23,910)
Accounts receivable and accrued revenues	(25,203)	(317)	(19,675)	12,712
Capitalized voyage expenses	(1,237)	(481)	(2,327)	128
Prepaid expenses	1,585	338	(3,494)	248
Accounts payable and accrued expenses	(4,880)	(1,339)	1,506	(7,205)
Deferred shipping revenues	(244)	(428)	(1,809)	(12,190)
Bunker inventory	5,916	(8,844)	(2,955)	(17,567)
Pension liability	12	(30)	35	(35)
Net cash provided by/(used in) operating activities	5,479	(3,134)	37,647	41,661
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(2,293)	(1,941)	(9,177)	(160,402)
Proceeds from sale of vessels	36,987	29,587	113,165	87,063
Investment in subsidiaries	0	0	(2)	0
Acquisition of subsidiary, net of cash paid	0	0	8,267	0
Investment in other property, plant and equipment	(92)	(1)	(97)	(48)
Net cash provided by/(used in) investing activities	34,602	27,645	112,156	(73,387)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(6,506)	(3,349)	(13,172)	(18,749)
Repayment principal element of lease liability	(356)	(153)	(730)	(457)
Issuance of long-term debt	0	(105)	0	355,841
Purchase of treasury shares	(8,824)	(6,738)	(24,758)	(29,207)
Scheduled repayment of long-term debt	(1,926)	(1,926)	(6,990)	(4,490)
Prepayment of long-term debt	(50,000)	0	(73,125)	(93,378)
Repayment of long-term debt refinancing	0	0	0	(175,933)
Repayment of long-term debt, sale of vessels	(12,225)	0	(25,531)	(6,061)
Net cash (used in)/provided by financing activities	(79,837)	(12,271)	(144,307)	27,566
Net (decrease)/increase in cash and cash equivalents	(39,756)	12,240	5,495	(4,160)
Net foreign exchange difference	(314)	0	(445)	0
Cash and cash equivalents at beginning of period	105,778	52,241	60,658	68,641
Cash and cash equivalents at end of period	65,708	64,481	65,708	64,481
Specification of items included in operating activities:
Interest paid	5,104	5,408	16,380	17,464
Interest received	$ 80	$ 4	$ 191	$ 5